TAXES - Components of the income tax provision (Details) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Components of the income tax provision
Current income tax provision	$ 1,715,756	$ 779,576	$ 381,996
Deferred income tax benefit	(16,066)	(38,019)	172,525
Total	$ 1,699,690	$ 741,557	$ 554,521